Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Related Parties
b.
Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note. Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties. When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements. Details of transactions between the Company and other related parties are disclosed below:

1)
Operating transactions

	Revenues
	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Associates	$417	$403	$402
Others	61	57	65
	$478	$460	$467

	Operating Costs and Expenses
	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Associates	$1,247	$1,322	$1,108
Others	80	74	82
	$1,327	$1,396	$1,190

2)
Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Associates	$37	$38	$40
Others	2	2	1
	$39	$40	$41

3)
Receivables

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Associates	$76	$184
Others	2	9
	$78	$193

4)
Payables

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Associates	$381	$476
Others	4	4
	$385	$480

5)
Customers’ deposits

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Associates	$20	$4
Others	—	—
	$20	$4

6)
Acquisition of property, plant and equipment

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Associates	$32	$173	$144

7)
Acquisition of intangible assets

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Associates	$1	$—	$—

Summary of Lease Liabilities

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2023 and 2024 were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Lease liabilities - current	$197	$204
Lease liabilities - noncurrent	1,603	1,463
	$1,800	$1,667

Schedule of Bank Deposits and Other Financial Assets Explanatory

The bank deposits and other financial assets of NCB as of December 31, 2023 and 2024 were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Bank deposits and other financial assets	$1,132	$2,709

Compensation of Directors and Other Key Management Personnel

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$360	$352	$369
Post-employment benefits	8	26	9
Share-based payment	2	1	1
Termination benefits	—	—	—
	$370	$379	$379